CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Accounts receivable, allowance	¥ 5,407	$ 784	¥ 381
Operating lease right-of-use assets, related party	8,621	1,250	32,944
Accounts payable	24,206	3,510	30,536
Deferred revenue and customer advances	379,063	54,959	302,980
Amounts due to related parties (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB3,879 and RMB4,820 (US$699) as of December 31, 2021 and 2022, respectively)	6,944	1,007	8,853
Accrued expenses and other current liabilities	144,717	20,982	115,895
Current operating lease liabilities	6,123	888	24,669
Current operating lease liabilities - related party	4,616	669	23,270
Noncurrent operating lease liabilities	2,894	$ 420	9,577
Non-current operating lease liabilities - related party | ¥	0		5,501
Ordinary shares, par value | $ / shares		$ 0.0001
VIE
Accounts receivable, allowance	5,407	$ 784	381
Accounts payable	23,781	3,448	25,950
Deferred revenue and customer advances	379,063	54,959	302,980
Amounts due to related parties (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB3,879 and RMB4,820 (US$699) as of December 31, 2021 and 2022, respectively)	16,309	2,365	12,289
Accrued expenses and other current liabilities	105,897	15,354	88,053
Current operating lease liabilities	4,626	671	11,735
Noncurrent operating lease liabilities	2,894	420	6,501
VIEs excluding Group companies
Amounts due to related parties (including amounts of the consolidated VIE and VIE's subsidiaries without recourse to the primary beneficiary of RMB3,879 and RMB4,820 (US$699) as of December 31, 2021 and 2022, respectively)	¥ 4,820	$ 699	¥ 3,879
Class A ordinary shares
Ordinary shares, shares authorized	700,000,000	700,000,000	700,000,000
Ordinary shares shares issued	125,122,382	125,122,382	125,122,382
Ordinary shares, shares outstanding	121,722,467	121,722,467	123,852,667
Class B ordinary shares
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares shares issued	144,000,000	144,000,000	144,000,000
Ordinary shares, shares outstanding	144,000,000	144,000,000	144,000,000
Undesignated
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares shares issued	0	0	0
Ordinary shares, shares outstanding	0	0	0